FAIR VALUE MEASUREMENTS - Financial Assets Measured at Fair Value (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Jun. 23, 2020
Private Placement Warrant
Financial assets that are measured at fair value
Liabilities measured at fair value		$ 6,615,000
Public Warrant
Financial assets that are measured at fair value
Liabilities measured at fair value		11,287,500
Level 1
Financial assets that are measured at fair value
Investments held in Trust Account	$ 215,096,106
Level 1 | Public Warrant
Financial assets that are measured at fair value
Liabilities measured at fair value	14,297,500
Level 3
Financial assets that are measured at fair value
Liabilities measured at fair value	8,379,000	6,615,000	$ 0
Level 3 | Private Placement Warrant
Financial assets that are measured at fair value
Liabilities measured at fair value	$ 8,379,000
U.S. Treasury bills maturing on February 18, 2021
Financial assets that are measured at fair value
Investments held in Trust Account		215,076,225
Recurring | Level 1
Financial assets that are measured at fair value
Investments held in Trust Account		215,076,225
Recurring | Level 1 | Derivative warrant liabilities | Private Placement Warrant
Financial assets that are measured at fair value
Liabilities measured at fair value		0
Recurring | Level 1 | Derivative warrant liabilities | Public Warrant
Financial assets that are measured at fair value
Liabilities measured at fair value		11,287,500
Recurring | Level 2
Financial assets that are measured at fair value
Investments held in Trust Account		0
Recurring | Level 2 | Derivative warrant liabilities | Private Placement Warrant
Financial assets that are measured at fair value
Liabilities measured at fair value		0
Recurring | Level 2 | Derivative warrant liabilities | Public Warrant
Financial assets that are measured at fair value
Liabilities measured at fair value		0
Recurring | Level 3
Financial assets that are measured at fair value
Investments held in Trust Account		0
Recurring | Level 3 | Derivative warrant liabilities | Private Placement Warrant
Financial assets that are measured at fair value
Liabilities measured at fair value		6,615,000
Recurring | Level 3 | Derivative warrant liabilities | Public Warrant
Financial assets that are measured at fair value
Liabilities measured at fair value		$ 0